Fair Value Measurements, Derivative Instruments and Hedging Activities - Estimated Fair Value and Basis of Valuation of Financial Instrument Assets And (Liabilities) Measured at Fair Value on Recurring Basis (Detail) (USD $)
In Millions, unless otherwise specified
	Nov. 30, 2013		Nov. 30, 2012
Assets
Derivative financial instruments	$ 60		$ 48
Liabilities
Derivative financial instruments	31		43
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1
Assets
Total	254		328
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Money market funds
Assets
Cash equivalents	113	[1]	196	[1]
Restricted cash	28	[2]	28	[2]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 1 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	113	[3]	104	[3]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2
Assets
Total	70		64
Liabilities
Total	31		43
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Marketable securities held in rabbi trusts
Assets
Marketable securities held in rabbi trusts	10	[3]	16	[3]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Assets
Derivative financial instruments	60	[4]	48	[4]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 2 | Derivative financial instruments
Liabilities
Derivative financial instruments	31	[4]	43	[4]
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3
Assets
Total	17		11
Financial Instruments Measured at Fair Value on a Recurring Basis | Level 3 | Long-term other assets
Assets
Long-term other assets	17	[5]	11	[5]
Cash Flow Hedging [Member] | Interest Rate Swap [Member]
Liabilities
Interest Rate Cash Flow Hedge Asset at Fair Value	909		269
Fair Value Hedging [Member] | Interest Rate Swap [Member]
Liabilities
Interest Rate Fair Value Hedge Asset at Fair Value	$ 500

[1]	Cash equivalents are comprised of money market funds.
[2]	Restricted cash is substantially all comprised of money market funds.
[3]	Level 1 and 2 marketable securities are held in rabbi trusts and are principally comprised of frequently-priced mutual funds invested in common stocks and other investments, respectively. Their use is restricted to funding certain deferred compensation and non-qualified U.S. pension plans.
[4]	See “Derivative Instruments and Hedging Activities” section below for detailed information regarding our derivative financial instruments.
[5]	Long-term other assets are comprised of an auction-rate security. The fair value was based on a broker quote in an inactive market, which is considered a Level 3 input. During 2013, there were no purchases or sales pertaining to this auction-rate security and, accordingly, the change in its fair value was based solely on the strengthening of the underlying credit.